Inventory and Floor Plan Notes Payable - Additional Details (Details) - Automotive Finance Corporation - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Amount available under facility	$ 12,000
Base spread (as a percent)	2.00%
Weighted average interest rate	5.25%	6.75%